UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE

                68130

(Address of principal executive offices)

(Zip code)

James Ash

             Gemini Fund Services, LLC, 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period: 6/30/14

Item 1.  Schedule of Investments.

Navigator Equity Hedged Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2014

Shares		Value
	EXCHANGE TRADED FUNDS - 87.0%
	COUNTRY FUNDS - 31.9%
85,632	iShares MSCI Brazil Capped ETF	$ 4,091,497
98,723	iShares MSCI Frontier 100 ETF	3,560,939
211,647	iShares MSCI Italy Capped ETF	3,678,425
37,805	iShares MSCI South Africa ETF	2,597,581
95,698	iShares MSCI Spain Capped ETF	4,097,788
174,727	iShares MSCI Taiwan ETF	2,760,687
48,586	iShares MSCI Turkey ETF	2,699,438
23,089	Market Vectors India Small-Cap Index ETF	1,192,547
99,363	WisdomTree India Earnings Fund	2,232,687
		26,911,589
	LARGE-CAP FUNDS - 13.3%
40,747	Guggenheim S&P 500 Equal Weight ETF	3,125,703
186,797	PowerShares S&P 500 High Beta Port ETF	6,214,736
9,764	SPDR S&P 500 ETF Trust	1,911,010
		11,251,449
	MID-CAP FUND - 11.1%
129,012	iShares Russell Mid-Cap Value ETF	9,367,561

	SECTOR FUNDS - 30.7%
21,792	Energy Select Sector SPDR Fund	2,181,379
69,453	First Trust ISE-Revere Natural Gas Index Fund	1,639,091
17,789	Guggenheim Solar ETF	792,856
209,385	iShares MSCI EMU ETF	8,861,173
3,266	iShares Nasdaq Biotechnology ETF	839,460
19,093	iShares PHLX Semiconductor ETF	1,649,635
15,203	iShares Transportation Average ETF	2,234,993
13,221	iShares U.S. Basic Materials ETF	1,156,970
5,687	iShares U.S. Healthcare Providers ETF	584,737
21,314	iShares U.S. Technology ETF	2,064,900
33,070	Powershares QQQ Trust Series 1	3,105,604
10,092	SPDR S&P Oil & Gas Exploration & Production ETF	830,370
		25,941,168

	TOTAL EXCHANGE TRADED FUNDS ( Cost - $69,153,639)	73,471,767

	EXCHANGE TRADED NOTES - 2.6%
	VOLATILITY NOTE - 2.6%
27,000	iPath S&P 500 Dynamic VIX ETN *	805,761
56,000	VelocityShares Daily 2x VIX Short Term ETN *	167,440
28,000	VelocityShares Daily Inverse VIX Short Term ETN *	1,259,440
	TOTAL EXCHANGE TRADED NOTES ( Cost - $2,137,458)	2,232,641

Navigator Equity Hedged Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014

Contracts ^		Value
	OPTIONS - 1.0%
	PUT OPTIONS PURCHASED - 1.0%
400	S&P 500 Index, Strike Price $1,750, Expiration Date 12/20/2014 *	$ 820,000
	TOTAL OPTIONS PURCHASED ( Cost - $2,533,671)
Shares
	SHORT-TERM INVESTMENTS - 8.9%
	MONEY MARKET FUND - 8.9%
7,476,461	Milestone Treasury Obligations Portfolio, Institutional Class, 0.00% *+	7,476,461
	(Cost - $7,476,461)

	TOTAL INVESTMENTS - 99.5% ( Cost - $81,301,229) (a)	$ 84,000,869
	OTHER ASSETS LESS LIABILITIES - 0.5%	444,659
	NET ASSETS - 100.0%	$ 84,445,528

*Non-income producing.
+ Money market fund; interest rate reflects seven-day effective yield on June 30, 2014.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is
$81,437,353 and differs from value by net unrealized appreciation/(depreciation) of securities as follows:

	Unrealized appreciation:	$ 4,877,397
	Unrealized depreciation:	(2,313,881)
	Net unrealized appreciation:	$ 2,563,516

Navigator Duration Neutral Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2014

Principal Amount		Coupon Rate (%)	Maturity	Value
	BONDS & NOTES - 80.8%
	MUNICIPAL - 80.8%
	ALASKA - 4.3%
$ 1,000,000	State of Alaska *	5.000	8/1/2025	$ 1,204,760

	CALIFORNIA - 9.5%
1,000,000	San Joaquin Hills Transportation Corridor Agency *	0.000	1/1/2024	795,070
1,545,000	State of California *	7.950	3/1/2036	1,884,900
				2,679,970
	FLORIDA - 11.4%
2,000,000	City of Orlando, FL *	5.000	11/1/2039	2,228,200
850,000	County of Broward FL Airport System Revenue *	5.500	10/1/2031	997,160
				3,225,360
	IDAHO - 3.9%
1,000,000	Twin Falls County School District No. 411 Twin Falls *	4.750	9/15/2039	1,096,720

	ILLINOIS - 2.3%
600,000	Cook County Community College District No. 508 *	5.125	12/1/2038	643,722

	KANSAS - 3.9%
1,000,000	Wyandette County-Kansas City Unified Government Utility System Revenue	5.000	9/1/2044	1,086,260

	LOUISIANA - 5.8%
500,000	City of New Orleans, LA *	5.000	12/1/2029	550,275
1,000,000	City of New Orleans, LA Sewerage Service Revenue *	5.000	6/1/2044	1,072,660
				1,622,935
	MICHIGAN - 3.7%
500,000	Michigan Finance Authority *	5.000	7/1/2039	519,535
500,000	Michigan Finance Authority *	5.000	7/1/2044	517,095
				1,036,630
	MISSOURI - 7.8%
525,000	City of Kansas City, MO *	5.000	9/1/2024	588,163
450,000	City of Kansas City, MO *	5.000	9/1/2025	501,601
1,000,000	Stone County Reorganized School District No. 4 *	5.000	3/1/2032	1,110,530
				2,200,294
	NEBRASKA - 4.6%
1,150,000	Nebraska Public Power District *	5.000	1/1/2029	1,295,119

	NEW JERSEY - 4.0%
1,000,000	New Jersey State Turnpike Authority *	5.000	1/1/2029	1,131,370

	NEW YORK - 13.8%
500,000	New York City Transitional Finance Authority Future * Tax Secured Revenue	5.000	8/1/2025	585,720
1,000,000	New York City Transitional Finance Authority Future * Tax Secured Revenue	5.000	2/1/2042	1,094,180
1,000,000	New York City Water & Sewer System *	5.000	6/15/2044	1,077,100
1,000,000	New York State Urban Development Corp. *	5.000	3/15/2030	1,139,780
				3,896,780

Navigator Duration Neutral Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2014

Principal Amount		Coupon Rate (%)	Maturity	Value
	BONDS & NOTES (Continued)- 80.8%
	PENNSYLVANIA - 5.8%
$ 230,000	Philadelphia Gas Works Co. *	5.000	10/1/2037	$ 250,534
1,240,000	Philadelphia Gas Works Co. *	5.250	8/1/2040	1,393,190
				1,643,724

	TOTAL BONDS & NOTES ( Cost - $22,002,661)			22,763,644
Shares
	MUTUAL FUNDS - 10.3%
	CLOSED-END FUNDS - 10.3%
92,281	BlackRock MuniYield Quality Fund III, Inc.			1,274,400
26,181	Nuveen Pennsylvania Investment Quality Municipal Fund			363,916
92,371	Nuveen Premium Income Municipal Fund 2, Inc.			1,278,415
	TOTAL MUTUAL FUNDS ( Cost - $2,911,691)			2,916,731

Contracts ^
	OPTIONS - 0.1%
	CALL OPTIONS PURCHASED - 0.1%
46	US 10 Year Future September 2014, Strike Price $129, Expiration Date 8/22/2014	2,156
100	US 10 Year Future September 2014, Strike Price $144, Expiration Date 8/22/2014	7,813
20	US 10 Year Future September 2014, Strike Price $146, Expiration Date 8/22/2014	625
	TOTAL OPTIONS PURCHASED ( Cost - $14,035)	10,594	(a)
Shares
	SHORT-TERM INVESTMENTS - 16.0%
	MONEY MARKET FUND - 16.0%
4,504,619	Fidelity Institutional Money Market Funds - Tax-Exempt Portfolio, Class I, 0.01%+	4,504,619
	(Cost - $4,504,619)

	TOTAL INVESTMENTS - 107.2% (Cost - $29,433,006) (b)	$30,195,588
	LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS - (7.2) %	(2,009,067)
	NET ASSETS - 100.0%	$28,186,521

* Non-income producing.
+ Money market fund; interest rate reflects seven-day effective yield on June 30, 2014.
^ Each option contract allows the holder the option to purchase or sell 100 shares of the underlying security.
(a) Amount subject to interest rate contract risk.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is
$29,433,006 and differs from value by net unrealized appreciation/(depreciation) of securities as follows:
	Unrealized appreciation:	$ 781,278
	Unrealized depreciation:	(18,696)
	Net unrealized appreciation:	$ 762,582

Number of		Unrealized
Contracts		Appreciation (a)
	FUTURES CONTRACTS
(46)	US 10-Year Treasury Note, expiring September 2014	$ 2,455
	(Underlying face amount at value $5,934,000)
(98)	US Long Bond Future, expiring September 2014	(65,043)
	(Underlying face amount at value $13,426,000)
(14)	US Ultra Bond, expiring September 2014	(12,422)
	(Underlying face amount at value $2,100,000)
	TOTAL FUTURES CONTRACTS	$ (75,010)

Navigator Sentry Managed Volatility Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2014

Shares		Value
	EXCHANGE TRADED NOTES - 27.4%
	VOLATILITY NOTE - 27.4%
164,500	iPath S&P 500 Dynamic VIX ETN *	$ 4,909,173
330,000	VelocityShares Daily 2x VIX Short Term ETN *	986,700
123,000	VelocityShares Daily Inverse VIX Short Term ETN *	5,532,540
	TOTAL EXCHANGE TRADED NOTES ( Cost - $11,418,888)	11,428,413
Contracts ^
	OPTIONS - 11.1% (a)
	PUT OPTIONS PURCHASED - 11.1%
2,250	S&P 500 Index, Strike Price $1,750, Expiration Date 12/20/2014	4,612,500
	TOTAL OPTIONS PURCHASED ( Cost - $14,312,214)
Shares
	SHORT-TERM INVESTMENTS - 61.6%
	MONEY MARKET FUND - 61.6%
25,711,313	Milestone Treasury Obligations Portfolio, Institutional Class, 0.00%+	25,711,313
	(Cost - $25,711,313)

	TOTAL INVESTMENTS - 100.1% ( Cost - $51,442,415) (b)	$ 41,752,226
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1) %	(4,497)
	NET ASSETS - 100.0%	$ 41,747,729

*Non-income producing.
+ Money market fund; interest rate reflects seven-day effective yield on June 30, 2014.
^ Each option contract allows the holder the option to purchase or sell 100 shares of the underlying security.
(a) Amount subject to interest rate contract risk.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is
$51,442,415 and differs from value by net unrealized appreciation/(depreciation) of securities as follows:

	Unrealized appreciation:	$ 1,780,248
	Unrealized depreciation:	(11,470,437)
	Net unrealized depreciation:	$ (9,690,189)

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2014

Shares		Value
	EXCHANGE TRADED FUNDS - 47.5%
	DEBT FUND - 47.5%
329,106	iShares iBoxx $ High Yield Corporate Bond ETF	$ 31,330,891
752,095	SPDR Barclays High Yield Bond ETF	31,384,925
	TOTAL EXCHANGE TRADED FUNDS ( Cost - $62,084,795)	62,715,816

	MUTUAL FUNDS - 48.9%
	OPEN-ENDED FUND - 48.9%
764,094	BlackRock High Yield Portfolio - Institutional Shares	6,456,596
1,043,676	Eaton Vance Income Fund of Boston - Institutional Shares	6,418,608
1,404,134	Invesco High Yield Fund - Class Y	6,444,973
785,382	JPMorgan High Yield Fund - Institutional Shares	6,416,573
800,895	Lord Abbett High Yield Fund - Institutional Shares	6,487,251
672,702	Neuberger Berman High Income Bond Fund - Institutional Shares	6,431,032
692,890	Nuveen High Income Bond Fund - Class I	6,450,801
589,390	Pioneer High Yield Fund - Class Y	6,489,187
795,302	Pioneer High Yield Trust - Class Y	6,457,848
703,324	Western Asset High Yield Fund - Institutional Shares	6,449,481
	TOTAL EXCHANGE TRADED FUNDS ( Cost - $63,902,676)	64,502,350

	SHORT-TERM INVESTMENTS - 5.3%
	MONEY MARKET FUND - 5.3%
7,009,889	Milestone Treasury Obligations Portfolio, Institutional Class, 0.00%+	7,009,889
	(Cost - $7,009,889)

	TOTAL INVESTMENTS - 101.7% ( Cost - $132,997,360) (b)	$ 134,228,055
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.7) %	(2,262,791)
	NET ASSETS - 100.0%	$ 131,965,264

+ Money market fund; interest rate reflects seven-day effective yield on June 30, 2014.
(a) Amount subject to interest rate contract risk.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is
$132,997,360 and differs from value by net unrealized appreciation/(depreciation) of securities as follows:

	Unrealized appreciation:	$ 1,230,695
	Unrealized depreciation:	-
	Net unrealized appreciation:	$ 1,230,695

Navigator Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence  of a sale such securities shall be valued at the last bid price on the day of valuation.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Trustees (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process -  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Option Transactions – The Funds are subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Funds write a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As the writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in price of the security underlying the written option.

The Funds may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. The amount of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serves as indicators of the volume of derivative activity for the Funds.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2014  for the Funds' assets measured at fair value:

Navigator Equity Hedged Fund
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 73,471,767	-	-	$ 73,471,767
Exchange Traded Notes	$ 2,232,641	-	-	$ 2,232,641
Options	$ 820,000	-	-	$ 820,000
Short Term Investments	$ 7,476,461	-	-	$ 7,476,461
Total	$ 84,000,869	$ -	$ -	$ 84,000,869

Navigator Duration Neutral Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes	-	$ 22,763,644	-	$ 22,763,644
Mutual Funds	$ 2,916,731	-	-	$ 2,916,731
Options	$ 10,594	-	-	$ 10,594
Short Term Investments	$ 4,504,619	-	-	$ 4,504,619
Total	$ 7,431,944	$ 22,763,644	$ -	$ 30,195,588

Navigator Sentry Managed Volatility Fund
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Notes	$ 11,428,413	-	-	$ 11,428,413
Options	$ 4,612,500	-	-	$ 4,612,500
Short Term Investments	$ 25,711,313	-	-	$ 25,711,313
Total	$ 41,752,226	$ -	$ -	$ 41,752,226

Navigator Tactical Fixed Income Fund
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 62,715,816	-	-	$ 62,715,816
Mutual Funds	$ 64,502,350	-	-	$ 64,502,350
Short Term Investments	$ 7,009,889	-	-	$ 7,009,889
Total	$ 134,228,055	$ -	$ -	$ 134,228,055

The Funds did not hold any Level 3 securities during the period.
There were no transfers in to and out of Level 1 and Level 2 during the current period presented.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

8/27/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

8/27/14

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

8/27/14